Significant events - Samarco dam failure	6 Months Ended
Dec. 31, 2019
Samarco dam failure [member]
Statement [LineItems]
Significant events - Samarco dam failure
9.	Significant events – Samarco dam failure
As a result of the Samarco dam failure on 5 November 2015, BHP Billiton Brasil Ltda (BHP Brasil) and other Group entities continue to incur costs and maintain liabilities for future costs. The information presented in this note should be read in conjunction with section 1.7 ‘Samarco’ and Financial Statements note 4 ‘Significant events – Samarco dam failure’ in the 30 June 2019 Annual Report.
The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the half year ended 31 December 2019 are shown below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	Half year ended 31 Dec 2019 US$M	Half year ended 31 Dec 2018 US$M	Year ended 30 June 2019 US$M
Income statement
Other income (1)	40	–	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure (2)	(25)	(33)	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense (3)	(27)	(47)	(96)
Samarco Germano dam decommissioning (4)	7	–	(263)
Samarco dam failure provision (5)	56	(70)	(586)

Profit/(loss) from operations	51	(150)	(952)
Net finance costs (6)	(57)	(60)	(108)

Loss before taxation	(6)	(210)	(1,060)
Income tax benefit	–	–	–

Loss after taxation	(6)	(210)	(1,060)

Balance sheet movement
Trade and other payables	–	2	4
Provisions	186	38	(629)

Net assets/(liabilities)	186	40	(625)

	Half year ended 31 Dec 2019 US$M		Half year ended 31 Dec 2018 US$M		Year ended 30 June 2019 US$M
Cash flow statement
Loss before taxation		(6)		(210)		(1,060)
Adjustments for:
Samarco impairment expense (3)	27		47		96
Samarco Germano dam decommissioning (4)	(7)		–		263
Samarco dam failure provision (5)	(56)		70		586
Net finance costs (6)	57		60		108
Changes in assets and liabilities:
Trade and other payables	–		(2)		(4)

Net operating cash flows		15		(35)		(11)

Net investment and funding of equity accounted investments (7)		(207)		(215)		(424)

Net investing cash flows		(207)		(215)		(424)

Net decrease in cash and cash equivalents		(192)		(250)		(435)

(1)	Proceeds from insurance settlements.
(2)	Includes legal and advisor costs incurred.
(3)	Loss from working capital funding provided during the period.
(4)	US$ (6) million change in estimate and US$ 13 million exchange translation.
(5)	US$(28) million change in estimate and US$84 million exchange translation.
(6)	Amortisation of discounting of provision.
(7)
Includes US$(27) million funding provided during the period, US$(177) million utilisation of the Samarco dam failure provision and US$(3) million utilisation of the Samarco Germano decommissioning provision.

Equity accounted investment in Samarco
BHP Brasil’s investment in Samarco remains at US$ nil. BHP Brasil provided US$27 million funding under a working capital facility during the period and recognised impairment losses of US$
27
million. No dividends have been received by BHP Brasil from Samarco during the period. Samarco currently does not have profits available for distribution and is legally prevented from paying previously declared and unpaid dividends.
Provisions related to the Samarco dam failure

		31 Dec 2019 US$M		30 June 2019 US$M
At the beginning of the reporting period		1,914		1,285
Movement in provision		(186)		629
Comprising:
Utilised	(180)		(328)
Adjustments charged to the income statement:
Change in estimate — provision for Samarco dam failure	28		579
Change in estimate — Samarco Germano dam decommissioning	6		263
Amortisation of discounting impacting net finance costs	57		108
Exchange translation	(97)		7

At the end of the reporting period		1,728		1,914

Comprising:
Current		500		440
Non-current		1,228		1,474

At the end of the reporting period		1,728		1,914

Provision for Samarco dam failure
On 2 March 2016, BHP

Brasil, Samarco and Vale, entered into a
n

a
greement with the Federal Government of Brazil, the states of Espírito Santo and Minas Gerais and certain other public authorities to establish a foundation (Fundação Renova) to develop and execute environmental and socio-economic programs (Programs) to remediate and provide compensation for damage caused by the Samarco dam failure
 (the Framework Agreement)
. Key Programs include those for financial assistance and compensation of impacted persons, including fisherfolk impacted by the dam failure, and those for remediation of impacted areas and resettlement of impacted communities. A committee (Interfederative Committee) comprising representatives from the Brazilian Federal and State Governments, local municipalities, environmental agencies, impacted communities and Public Defence Office oversees the activities of the Fundação Renova in order to monitor, guide and assess the progress of actions agreed in the Framework Agreement.
To the extent that Samarco does not meet its funding obligations during the 15 year term of the Framework Agreement, each of BHP Brasil and Vale has funding obligations under the Framework Agreement in proportion to its 50 per cent shareholding in Samarco.
Mining and processing operations remain suspended and Samarco is currently progressing plans to resume operations, however significant uncertainties surrounding the nature of ongoing future operations remain. In light of these uncertainties and based on currently available information, BHP Brasil’s provision for its obligations under the Framework Agreement Programs is US$
1.5
billion before tax and after discounting at 31 December 2019 (30 June 2019: US$1.7 billion).
Under a Governance Agreement ratified on 8 August 2018, BHP Brasil, Samarco and Vale will establish a process to renegotiate the Programs over two
years to progress settlement of the R$
155
billion (approximately US$
38
billion) Federal Public Prosecution Office claim (de
scribed
below).
BHP Brasil, Samarco and Vale maintain security comprising R$1.3 billion (approximately US$320 million) in insurance bonds, R$100 million (approximately US$25 million) in liquid assets and a charge of R$800 million (approximately US$200 million) over Samarco’s assets. The security is maintained for a period of 30 months from ratification of the Governance Agreement, after which BHP Brasil, Vale and Samarco will be required to provide security of an amount equal to the Fundação Renova’s annual budget up to a limit of R$2.2 billion (approximately US$
545
million).
Samarco Germano dam decommissioning
Samarco is currently progressing plans for the accelerated decommissioning of its upstream tailings dams (the Germano dam complex). Given the significant uncertainties surrounding the nature of Samarco’s future operations, BHP Brasil’s provision for a 50 per cent share of the expected Germano decommissioning costs is US$261 million at 31 December 2019 (30 June 2019: US$263 million). Plans for the decommissioning are at an early engineering level
and as a result, further engineering work and required validation by Brazilian authorities could lead to material changes to estimates in future reporting periods.
Contingent liabilities
The following matters are disclosed as contingent liabilities and given the status of proceedings it is not possible to provide a range of possible outcomes or a reliable estimate of potential future exposures for BHP, unless otherwise stated. Ultimately, all the legal matters disclosed as contingent liabilities could have a material adverse impact on BHP’s business, competitive position, cash flows, prospects, liquidity and shareholder returns.
Federal Public Prosecution Office claim
BHP Brasil is among the defendants named in a claim brought by the Federal Public Prosecution Office on 3 May 2016, seeking R$
155
billion (approximately US$38 billion) for reparation, compensation and moral damages in relation to the Samarco dam failure.
The 12th Federal Court previously suspended the Federal Public Prosecution Office claim, including a R$7.7 billion (approximately US$1.9 billion) injunction request. Suspension of the claim continues for a period of two
years from the date of ratification of the Governance Agreement on 8 August 2018.
United States class action complaint – Samarco bond holders
On 14 November 2016, a putative class action complaint (Bondholder Complaint) was filed in the U.S. District Court for the Southern District of New York on behalf of purchasers of Samarco’s ten-year
bond notes (Plaintiff) due 2022-2024 between 31 October 2012 and 30 November 2015. The Bondholder Complaint was initially filed against Samarco and the former chief executive officer of Samarco.
The Bondholder Complaint was subsequently amended to include BHP Group Limited, BHP Group Plc, BHP Brasil, Vale S.A. and officers of Samarco, including four of Vale S.A. and BHP Brasil’s nominees to the Samarco Board. On 5 April 2017, the Plaintiff discontinued its claims against the individual defendants.
The complaint, along with a second amended complaint, has previously been dismissed by the Court. The Plaintiff filed a motion for reconsideration, or leave to file a third amended complaint, which was denied by the Court on 30 October 2019. The Plaintiff has appealed this decision and the appeal remains pending before the Court.

Australian class action complaints
Three separate shareholder class actions were filed in the Federal Court of Australia on behalf of persons who acquired shares in BHP Group Ltd on the Australian Securities Exchange or shares in BHP Group Plc on the London Stock Exchange and Johannesburg Stock Exchange in periods prior to the Samarco dam failure.
Following an appeal to the Full Court of the Federal Court, two of the actions have been consolidated into one action and the third action was permanently stayed
. The amount of damages sought in the consolidated action is unspecified.
Judgment on an application to have the proceeding temporarily stayed remains pending.
United Kingdom group action complaint
BHP Group Plc and BHP Group Ltd are named as defendants in group action claims for damages that have been filed in the courts of England. These claims have been filed on behalf of certain individuals, governments, businesses and communities in Brazil allegedly impacted by the Samarco dam failure.
 The amount of damages sought in these claims is unspecified.
On 7 August 2019, the BHP parties filed a preliminary application to strike out or stay this action on jurisdictional and other procedural grounds.

The application is scheduled to be heard in June 2020.
Criminal charges
The Federal Prosecutors’ Office has filed criminal charges against BHP Brasil, Samarco and Vale and certain employees and former employees of BHP Brasil (Affected Individuals) in the Federal Court of Ponte Nova, Minas Gerais. On 3 March 2017, BHP Brasil filed its preliminary defences. The Federal Court terminated the charges against eight of the Affected Individuals. The Federal Prosecutors’ Office has appealed seven of those decisions. BHP Brasil rejects outright the charges against the company and the Affected Individuals and will defend the charges and fully support each of the Affected Individuals in their defence of the charges.

Other claims
BHP Brasil is among the companies named as defendants in a number of legal proceedings initiated by individuals, non-governmental
organisations (NGOs), corporations and governmental entities in Brazilian Federal and State courts following the Samarco dam failure. The other defendants include Vale, Samarco and Fundação Renova. The lawsuits include claims for compensation, environmental rehabilitation and violations of Brazilian environmental and other laws, among other matters. The lawsuits seek various remedies including rehabilitation costs, compensation to injured individuals and families of the deceased, recovery of personal and property losses, moral damages and injunctive relief. In addition, government inquiries and investigations relating to the Samarco dam failure have been commenced by numerous agencies of the Brazilian government and are ongoing.
Additional lawsuits and government investigations relating to the Samarco dam failure could be brought against BHP Brasil and possibly other BHP entities in Brazil or other jurisdictions.
BHP insurance
BHP has various third party liability insurances for claims related to the Samarco dam failure made directly against BHP Brasil or other BHP entities, their directors and officers, including class actions. External insurers have been notified of the Samarco dam failure, the third party claims and the class actions referred to above.
In the half-year ended 31 December 2019, BHP recognised income of US$
40
million relating to proceeds from insurance settlements. As at 31 December 2019, an insurance receivable has not been recognised for any potential recoveries in respect of ongoing matters.
Commitments
Under the terms of the Samarco joint venture agreement, BHP Brasil does not have an existing obligation to fund Samarco
. However

f
or the half-year ended 31 December 2019, BHP Brasil has provided US$
27
million funding to support Samarco’s operations and a further US$8 million for dam stabilisation and prosecutor experts costs, with undrawn amounts of US$44 million expiring as at 31 December 2019.
In November 2019, BHP approved US$44 million for BHP Brasil’s share of funding for work related to the restart of Samarco’s operations. In December 2019, a further short-term facility of up to US$212 million was made available to carry out remediation and stabilisation work and support Samarco’s care and maintenance and operational restart.
Funds will be released to Samarco only as required and subject to the achievement of key milestones with amounts undrawn expiring at 31 December 2020.
Any additional requests for funding or future investment provided would be subject to a future decision by BHP, accounted for at that time.
Key judgements and estimates
Judgements
The outcomes of litigation are inherently difficult to predict and significant judgement has been applied in assessing the likely outcome of legal claims and determining which legal claims require recognition of a provision or disclosure of a contingent liability. The facts and circumstances relating to these cases are regularly evaluated in determining whether a provision for any specific claim is required.
Management have determined that a provision can only be recognised for obligations under the Framework Agreement and Samarco Germano dam decommissioning as at 31
December
2019. It is not yet possible to provide a range of possible outcomes or a reliable estimate of potential future exposures to BHP in connection to the contingent liabilities noted
above
, given their status.
Estimates
The provisions for Samarco dam failure and Samarco Germano dam decommissioning currently reflect the estimated remaining costs to complete Programs under the Framework Agreement and estimated costs to complete the Germano dam decommissioning and require the use of significant judgements, estimates and assumptions. Based on current estimates, it is expected that approximately 70 per cent of remaining costs for Programs under the Framework Agreement will be incurred by December 2021.
While the provisions have been measured based on information available as at 31
December
2019, likely changes in facts and circumstances in future reporting periods may lead to revisions to these estimates. However, it is currently not possible to determine what facts and circumstances may change, therefore the possible revisions in future reporting periods cannot be reliably measured.
The key estimates that may have a material impact upon the provisions in the next and future reporting periods include:

•	timing of repealing the fishing ban along the Rio Doce, which is subject to certain regulatory approvals and could impact upon the length of financial assistance and compensation payments;

•
number of people eligible for financial assistance and compensation, as duration of registration periods and changes to geographical boundaries or eligibility criteria could impact estimated future costs;

•	costs to complete resettlement of the Bento Rodrigues, Gesteira and Paracatu communities;

•	costs to complete the Germano dam decommissioning .
The provision may also be affected by factors including but not limited to:
•	resolution of existing and potential legal claims ;

•
potential changes in scope of work and funding amounts required under the Framework Agreement including the impact of the decisions of the Interfederative Committee along with further technical analysis and community participation required under the Governance Agreement;

•	the outcome of ongoing negotiations with State and Federal Prosecutors, including review of Fundação Renova’s Programs as provided in the Governance Agreement;

•	actual costs incurred;

•	updates to discount and foreign exchange rates.
Given these factors, future actual expenditures may differ from the amounts currently provided and changes to key assumptions and estimates could result in a material impact to the provision in the next and future reporting periods.